Net Income Per Share Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net Income Per Share Information [Abstract]
Basic and Diluted Net Income Per Common Share

The following table sets forth the calculation of the numerator and denominator used in the computation of basic and diluted net income per common share attributable to the Company’s shareholders for the three months ended March 31, 2023 and 2022:

	Three Months Ended
	March 31,
	2023	2022
Numerator:
Net income attributable to Waste Connections for basic and diluted earnings per share	$197,813	$180,324
Denominator:
Basic shares outstanding	257,372,942	258,946,933
Dilutive effect of equity-based awards	616,029	614,050
Diluted shares outstanding	257,988,971	259,560,983

The following table sets forth the calculation of the numerator and denominator used in the computation of basic and diluted net income per common share attributable to the Company’s shareholders for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
	2022	2021	2020
Numerator:
Net income attributable to Waste Connections for basic and diluted earnings per share	$835,662	$618,047	$204,677
Denominator:
Basic shares outstanding	257,383,578	261,166,723	263,189,699
Dilutive effect of equity-based awards	655,223	561,747	497,840
Diluted shares outstanding	258,038,801	261,728,470	263,687,539